UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Investment Company of America®
Investment portfolio

September 30, 2010
unaudited

Common stocks — 91.88%	Shares	Value (000)

ENERGY — 9.94%
Apache Corp.	2,240,000	$218,982
Baker Hughes Inc.	10,030,000	427,278
BP PLC1	34,380,000	235,036
BP PLC (ADR)	2,800,000	115,276
Canadian Natural Resources, Ltd.	1,296,400	44,843
Chevron Corp.	6,480,000	525,204
ConocoPhillips	19,779,140	1,135,916
Devon Energy Corp.	2,690,000	174,151
Diamond Offshore Drilling, Inc.	3,775,000	255,832
Eni SpA1	4,640,000	100,175
Eni SpA (ADR)	770,000	33,249
EOG Resources, Inc.	2,812,000	261,432
Marathon Oil Corp.	3,590,000	118,829
Royal Dutch Shell PLC, Class A (ADR)	16,470,000	993,141
Royal Dutch Shell PLC, Class B1	2,343,265	68,406
Royal Dutch Shell PLC, Class B (ADR)	2,925,498	171,990
Schlumberger Ltd.	12,724,999	783,987
TOTAL SA1	3,000,000	154,738
		5,818,465

MATERIALS — 3.04%
Air Products and Chemicals, Inc.	1,100,000	91,102
Akzo Nobel NV1	749,600	46,374
ArcelorMittal1	7,540,000	249,544
Barrick Gold Corp.	4,875,000	225,664
Dow Chemical Co.	18,435,900	506,250
E.I. du Pont de Nemours and Co.	2,400,000	107,088
MeadWestvaco Corp.	4,085,000	99,592
Newmont Mining Corp.	2,290,000	143,835
POSCO1	136,000	61,547
Praxair, Inc.	732,293	66,097
United States Steel Corp.	4,160,000	182,374
		1,779,467

INDUSTRIALS — 10.37%
3M Co.	4,599,265	398,802
Boeing Co.	5,678,500	377,847
CSX Corp.	11,681,000	646,193
Deere & Co.	2,800,000	195,384
General Dynamics Corp.	11,238,300	705,878
General Electric Co.	13,875,000	225,469
Illinois Tool Works Inc.	6,400,000	300,928
Lockheed Martin Corp.	2,316,075	165,090
Norfolk Southern Corp.	3,612,100	214,956
Pitney Bowes Inc.	350,551	7,495
R.R. Donnelley & Sons Co.	6,100,000	103,456
Raytheon Co.	2,399,800	109,695
Siemens AG1	3,465,000	366,478
Southwest Airlines Co.	13,000,000	169,910
Tyco International Ltd.	2,115,000	77,684
Union Pacific Corp.	11,204,800	916,553
United Parcel Service, Inc., Class B	2,250,000	150,052
United Technologies Corp.	10,840,000	772,133
Waste Management, Inc.	4,600,700	164,429
		6,068,432

CONSUMER DISCRETIONARY — 9.49%
Best Buy Co., Inc.	4,500,000	183,735
Carnival Corp., units	7,450,000	284,665
CBS Corp., Class B	6,250,000	99,125
Comcast Corp., Class A	11,430,271	206,659
Comcast Corp., Class A, special nonvoting shares	2,000,000	34,020
Daimler AG1,2	960,000	60,907
DIRECTV, Class A2	6,500,000	270,595
H&R Block, Inc.	2,315,000	29,979
Harley-Davidson, Inc.	3,500,000	99,540
Home Depot, Inc.	23,170,000	734,026
Honda Motor Co., Ltd.1	6,650,000	236,554
Johnson Controls, Inc.	10,500,000	320,250
Limited Brands, Inc.	5,042,743	135,045
Lowe’s Companies, Inc.	10,500,000	234,045
McDonald’s Corp.	7,150,000	532,747
McGraw-Hill Companies, Inc.	3,750,000	123,975
News Corp., Class A	5,890,000	76,923
Staples, Inc.	14,450,000	302,294
Target Corp.	12,997,000	694,560
Time Warner Cable Inc.	4,662,727	251,741
Time Warner Inc.	13,399,000	410,679
Toyota Motor Corp.1	6,550,000	234,768
		5,556,832

CONSUMER STAPLES — 11.13%
Altria Group, Inc.	21,125,000	507,422
Avon Products, Inc.	14,082,000	452,173
Coca-Cola Co.	2,303,300	134,789
Colgate-Palmolive Co.	1,500,000	115,290
ConAgra Foods, Inc.	5,521,100	121,133
CVS/Caremark Corp.	10,500,000	330,435
General Mills, Inc.	3,920,000	143,237
H.J. Heinz Co.	2,750,000	130,268
Kellogg Co.	1,000,000	50,510
Kimberly-Clark Corp.	1,500,000	97,575
Kraft Foods Inc., Class A	19,274,168	594,801
Lorillard, Inc.	2,635,600	211,665
Molson Coors Brewing Co., Class B	5,925,000	279,778
PepsiCo, Inc.	14,165,000	941,123
Philip Morris International Inc.	38,151,000	2,137,219
Reynolds American Inc.	666,666	39,593
Sara Lee Corp.	5,000,000	67,150
Sysco Corp.	2,050,000	58,466
Walgreen Co.	3,041,100	101,877
		6,514,504

HEALTH CARE — 7.10%
Abbott Laboratories	14,335,000	748,860
Aetna Inc.	3,250,000	102,733
Amgen Inc.2	1,840,792	101,446
Bayer AG1	950,000	66,338
Boston Scientific Corp.2	69,340,000	425,054
Eli Lilly and Co.	6,295,000	229,956
Johnson & Johnson	3,100,000	192,076
Medtronic, Inc.	9,112,500	305,998
Merck & Co., Inc.	44,906,869	1,653,022
Novartis AG1	663,000	38,205
Novartis AG (ADR)	921,556	53,146
Pfizer Inc	7,900,000	135,643
Roche Holding AG1	760,000	103,771
		4,156,248

FINANCIALS — 7.82%
American International Group, Inc.2	141,955	5,550
AXA SA1	3,250,000	57,067
Banco Santander, SA1	67,527,912	855,559
Banco Santander, SA (ADR)	11,000,000	139,260
Bank of America Corp.	54,237,935	711,059
Bank of New York Mellon Corp.	10,533,812	275,249
BB&T Corp.	8,618,900	207,543
BNP Paribas SA1	1,200,000	85,753
Capital One Financial Corp.	7,500,000	296,625
Citigroup Inc.2	50,000,000	195,000
HSBC Holdings PLC (ADR)	1,529,416	77,373
HSBC Holdings PLC (United Kingdom)1	4,869,240	49,311
JPMorgan Chase & Co.	15,660,000	596,176
Moody’s Corp.	7,875,800	196,738
Northern Trust Corp.	1,085,000	52,340
Société Générale1	2,759,523	159,763
State Street Corp.	2,359,100	88,844
SunTrust Banks, Inc.	6,000,000	154,980
Wells Fargo & Co.	14,935,000	375,317
		4,579,507

INFORMATION TECHNOLOGY — 22.25%
Accenture PLC, Class A	6,400,000	271,936
Analog Devices, Inc.	5,726,900	179,710
Applied Materials, Inc.	10,525,000	122,932
Automatic Data Processing, Inc.	4,023,043	169,088
Canon, Inc.1	770,000	36,006
Cisco Systems, Inc.2	14,420,400	315,807
Corning Inc.	26,669,820	487,524
Flextronics International Ltd.2	16,000,000	96,640
Google Inc., Class A2	2,270,530	1,193,822
Hewlett-Packard Co.	26,590,000	1,118,641
HTC Corp.1	1,265,750	28,711
Intel Corp.	50,164,700	964,667
International Business Machines Corp.	4,385,000	588,204
KLA-Tencor Corp.	6,726,900	236,989
Linear Technology Corp.	8,320,000	255,674
MasterCard Inc., Class A	1,100,000	246,400
Maxim Integrated Products, Inc.	6,547,700	121,198
Microsoft Corp.	88,265,800	2,161,629
Nokia Corp.1	24,200,000	243,350
Nokia Corp. (ADR)	5,652,400	56,694
Oracle Corp.	65,960,100	1,771,029
QUALCOMM Inc.	10,157,000	458,284
SAP AG1	2,140,000	106,007
Taiwan Semiconductor Manufacturing Co. Ltd.1	95,036,325	188,533
Telefonaktiebolaget LM Ericsson, Class B1	19,750,000	216,961
Texas Instruments Inc.	22,825,000	619,471
Xilinx, Inc.	8,954,500	238,279
Yahoo! Inc.2	37,513,200	531,562
		13,025,748

TELECOMMUNICATION SERVICES — 5.53%
AT&T Inc.	85,701,900	2,451,074
France Télécom SA1	6,220,000	134,588
Qwest Communications International Inc.	80,980,000	507,745
Verizon Communications Inc.	4,500,000	146,655
		3,240,062

UTILITIES — 3.44%
Dominion Resources, Inc.	11,766,724	513,735
Exelon Corp.	7,610,600	324,059
FirstEnergy Corp.	6,443,500	248,333
GDF SUEZ1	13,795,324	495,398
NextEra Energy, Inc.	300,000	16,317
Public Service Enterprise Group Inc.	10,000,000	330,800
RWE AG1	1,300,000	87,691
		2,016,333

MISCELLANEOUS — 1.77%
Other common stocks in initial period of acquisition		1,034,277

Total common stocks (cost: $46,071,949,000)		53,789,875

Preferred stocks — 0.32%

FINANCIALS — 0.32%
JPMorgan Chase & Co., Series I, 7.90%3	84,861,000	91,248
PNC Funding Corp., Series II, 6.113%3,4	5,000,000	3,654
PNC Preferred Funding Trust I 6.517%3,4	14,900,000	11,233
PNC Preferred Funding Trust III 8.70%3,4	34,000,000	35,850
Société Générale 5.922%3,4	24,955,000	23,676
Wells Fargo & Co., Series K, 7.98%3	23,667,000	25,028

Total preferred stocks (cost: $149,127,000)		190,689

		Value
Warrants — 0.00%	Shares	(000)

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	3,071,428	$—

Total warrants (cost: $11,770,000)		—

	Shares or
Convertible securities — 0.42%	principal amount

CONSUMER DISCRETIONARY — 0.03%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units1	106,720	15,812

FINANCIALS — 0.06%
American International Group, Inc. 8.50% convertible preferred 2011, units	4,211,826	36,180
Fannie Mae 5.375% convertible preferred 20322	820	820
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred2	1,218,000	499
		37,499

TELECOMMUNICATION SERVICES — 0.11%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$50,000,000	65,813

MISCELLANEOUS — 0.22%
Other convertible securities in initial period of acquisition		126,229

Total convertible securities (cost: $643,465,000)		245,353

	Principal amount
Bonds & notes — 1.95%	(000)

ENERGY — 0.02%
Apache Corp. 6.90% 2018	$5,000	6,292
Chevron Corp. 4.95% 2019	5,000	5,823
		12,115

MATERIALS — 0.06%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,605
Dow Chemical Co. 8.55% 2019	20,000	25,294
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,283
		37,182

INDUSTRIALS — 0.18%
Burlington Northern Santa Fe Corp. 5.75% 2018	10,000	11,620
CSX Corp. 6.25% 2015	5,000	5,858
CSX Corp. 7.375% 2019	5,215	6,558
Honeywell International Inc. 5.00% 2019	8,090	9,358
Lockheed Martin Corp. 4.25% 2019	5,025	5,488
Norfolk Southern Corp. 5.75% 2018	10,000	11,728
PACCAR Inc, Series A, 6.875% 2014	5,000	5,851
Raytheon Co. 4.40% 2020	6,055	6,755
Union Pacific Corp. 5.125% 2014	11,495	12,778
Union Pacific Corp. 6.125% 2020	10,000	12,084
United Technologies Corp. 4.50% 2020	5,475	6,151
Waste Management, Inc. 6.375% 2015	10,000	11,738
		105,967

CONSUMER DISCRETIONARY — 0.19%
Comcast Corp. 6.30% 2017	15,120	17,866
Hasbro, Inc. 6.125% 2014	11,250	12,311
Kohl’s Corp. 6.25% 2017	7,500	8,977
News America Inc. 6.90% 2019	11,315	13,862
Staples, Inc. 9.75% 2014	15,000	18,587
Time Warner Cable Inc. 6.20% 2013	2,845	3,207
Time Warner Cable Inc. 8.25% 2019	15,320	19,811
Time Warner Inc. 5.875% 2016	10,000	11,660
Walt Disney Co. 5.50% 2019	5,000	5,976
		112,257

CONSUMER STAPLES — 0.08%
Altria Group, Inc. 9.25% 2019	10,000	13,426
British American Tobacco International Finance PLC 9.50% 20184	5,000	6,809
Coca-Cola Co. 4.875% 2019	5,000	5,753
CVS Caremark Corp. 6.60% 2019	5,000	6,078
Kraft Foods Inc. 2.625% 2013	5,110	5,300
Tesco PLC 5.50% 20174	5,506	6,327
		43,693

HEALTH CARE — 0.18%
Abbott Laboratories 5.125% 2019	7,500	8,659
Aetna Inc. 5.75% 2011	1,961	2,029
Aetna Inc. 7.875% 2011	865	890
Boston Scientific Corp. 5.125% 2017	4,265	4,314
Cardinal Health, Inc. 5.80% 2016	14,625	16,971
Novartis Securities Investment Ltd. 5.125% 2019	10,000	11,501
Pfizer Inc 6.20% 2019	10,000	12,333
Roche Holdings Inc. 5.00% 20144	10,000	11,195
Roche Holdings Inc. 6.00% 20194	10,000	12,107
WellPoint, Inc. 5.875% 2017	15,000	17,312
WellPoint, Inc. 7.00% 2019	7,200	8,782
		106,093

FINANCIALS — 0.19%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	10,000	11,058
Bank of America Corp. 5.625% 2020	12,500	13,234
Boston Properties, Inc. 5.875% 2019	5,000	5,596
Citigroup Inc. 4.75% 2015	2,500	2,633
Citigroup Inc. 6.125% 2017	10,000	10,939
JPMorgan Chase & Co. 6.00% 2018	5,000	5,719
MetLife Global Funding 5.125% 20144	7,000	7,772
Metropolitan Life Global Funding I, 5.125% 20134	3,335	3,632
National City Corp. 5.80% 2017	1,350	1,493
National City Corp. 6.875% 2019	3,050	3,584
Northern Trust Corp. 4.625% 2014	5,650	6,270
PNC Funding Corp. 0.675% 20143	10,000	9,798
Simon Property Group, LP 4.20% 2015	2,600	2,793
Simon Property Group, LP 5.25% 2016	5,875	6,576
Simon Property Group, LP 6.10% 2016	1,625	1,890
Simon Property Group, LP 6.75% 2014	3,000	3,452
SLM Corp., Series A, 5.00% 2013	3,005	2,947
SLM Corp., Series A, 5.125% 2012	1,000	1,011
SLM Corp., Series A, 5.375% 2013	1,905	1,922
Unum Group 5.625% 2020	825	849
Wachovia Capital Trust III 5.80% (undated)3	5,525	4,903
		108,071

INFORMATION TECHNOLOGY — 0.02%
Cisco Systems, Inc. 4.95% 2019	10,000	11,460

TELECOMMUNICATION SERVICES — 0.07%
AT&T Inc. 4.85% 2014	10,000	11,083
AT&T Inc. 5.50% 2018	10,000	11,617
Verizon Communications Inc. 5.55% 2014	10,000	11,317
Vodafone Group PLC 5.625% 2017	7,500	8,594
		42,611

UTILITIES — 0.02%
Jersey Central Power & Light Co. 4.80% 2018	4,000	4,212
PG&E Corp. 5.75% 2014	8,000	9,003
		13,215

MORTGAGE-BACKED OBLIGATIONS5 — 0.48%
Fannie Mae 3.50% 2025	36,000	37,147
Fannie Mae 4.00% 2024	13,047	13,643
Fannie Mae 4.00% 2024	17,197	17,982
Fannie Mae 4.00% 2025	13,737	14,390
Fannie Mae 4.50% 2040	14,261	14,874
Fannie Mae 6.00% 2037	63,868	68,728
Fannie Mae 6.00% 2038	6,904	7,418
Freddie Mac 5.00% 2038	21,996	23,106
Freddie Mac 5.50% 2038	45,373	48,142
Government National Mortgage Assn. 3.50% 2039	977	988
Government National Mortgage Assn. 3.50% 2039	1,610	1,628
Government National Mortgage Assn. 3.50% 2039	1,638	1,657
Government National Mortgage Assn. 3.50% 2039	11,215	11,346
Government National Mortgage Assn. 4.00% 2039	3,963	4,107
Government National Mortgage Assn. 4.00% 2040	3,974	4,118
Government National Mortgage Assn. 4.00% 2040	3,994	4,139
Government National Mortgage Assn. 4.00% 2040	3,994	4,139
Government National Mortgage Assn. 4.00% 2040	3,995	4,139
		281,691

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.46%
Fannie Mae 1.00% 2013	8,000	8,020
Federal Home Loan Bank 0.50% 2011	23,140	23,166
Federal Home Loan Bank 3.625% 2013	50,000	54,192
Freddie Mac 2.125% 2012	10,000	10,299
U.S. Treasury 1.125% 2011	10,000	10,098
U.S. Treasury 1.50% 2013	5,000	5,125
U.S. Treasury 1.875% 2014	10,000	10,369
U.S. Treasury 2.25% 2014	5,000	5,255
U.S. Treasury 2.625% 2020	2,000	2,019
U.S. Treasury 3.25% 2017	15,000	16,358
U.S. Treasury 3.50% 2039	10,000	9,678
U.S. Treasury 3.625% 2020	5,000	5,485
U.S. Treasury 3.875% 2013	10,000	10,811
U.S. Treasury 4.00% 2018	10,000	11,374
U.S. Treasury 4.125% 2015	10,000	11,337
U.S. Treasury 4.25% 2012	13,500	14,532
U.S. Treasury 4.25% 2013	15,000	16,570
U.S. Treasury 4.50% 2039	10,000	11,453
U.S. Treasury 8.00% 2021	20,000	30,177
		266,318

Total bonds & notes (cost: $1,026,348,000)		1,140,673

Short-term securities — 4.83%

Abbott Laboratories 0.20% due 11/1/20104	29,800	29,794
Bank of America Corp. 0.28% due 11/29/2010	12,000	11,995
Coca-Cola Co. 0.22%–0.24% due 11/2–12/10/20104	72,400	72,372
Edison Asset Securitization LLC 0.31% due 11/3/20104	50,000	49,989
Emerson Electric Co. 0.20% due 10/19/20104	15,400	15,398
Fannie Mae 0.15%–0.49% due 10/1/2010–8/1/2011	933,900	933,538
Federal Home Loan Bank 0.17%–0.45% due 10/8/2010–6/10/2011	176,000	175,890
Freddie Mac 0.165%–0.42% due 11/18/2010–5/25/2011	595,135	594,678
General Electric Capital Services, Inc. 0.25% due 10/22–10/27/2010	96,500	96,486
Jupiter Securitization Co., LLC 0.31% due 11/4/20104	50,000	49,985
Medtronic Inc. 0.22% due 11/12/20104	25,000	24,992
PepsiCo Inc. 0.20%–0.21% due 11/1–11/9/20104	44,000	43,991
Procter & Gamble Co. 0.26% due 12/2/20104	25,000	24,991
Straight-A Funding LLC 0.22%–0.27% due 10/13–12/7/20104	546,889	546,708
U.S. Treasury Bills 0.153%–0.19% due 11/26–12/9/2010	100,100	100,075
Wal-Mart Stores Inc. 0.18%–0.21% due 10/4–10/19/20104	57,200	57,197

Total short-term securities (cost: $2,827,685,000)		2,828,079

Total investment securities (cost: $50,730,344,000)		58,194,669
Other assets less liabilities		349,193

Net assets		$58,543,862

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $4,945,575,000, which represented 8.45% of the net assets of the fund. This amount includes $4,929,763,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3Coupon rate may change periodically.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,037,672,000, which represented 1.77% of the net assets of the fund.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Energy	$5,260,110	$558,355	*	$—	$5,818,465
Materials	1,422,002	357,465	*	—	1,779,467
Industrials	5,701,954	366,478	*	—	6,068,432
Consumer discretionary	5,024,603	532,229	*	—	5,556,832
Consumer staples	6,514,504	—		—	6,514,504
Health care	3,947,934	208,314	*	—	4,156,248
Financials	3,372,054	1,207,453	*	—	4,579,507
Information technology	12,206,180	819,568	*	—	13,025,748
Telecommunication services	3,105,474	134,588	*	—	3,240,062
Utilities	1,433,244	583,089	*	—	2,016,333
Miscellaneous	872,053	162,224	*	—	1,034,277
Preferred stocks	—	190,689		—	190,689
Convertible securities	98,304	147,049		—	245,353
Bonds & notes	—	1,140,673		—	1,140,673
Short-term securities	—	2,828,079		—	2,828,079
Total	$48,958,416	$9,236,253		$—	$58,194,669

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $4,929,763,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,458,422
Gross unrealized depreciation on investment securities	(4,976,564)
Net unrealized appreciation on investment securities	7,481,858
Cost of investment securities for federal income tax purposes	50,712,811

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-904-1110O-S25532

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 26, 2010

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: November 26, 2010